Investments (Tables)	12 Months Ended
Mar. 31, 2011
Amortized Cost Gross Unrealized Gains and Losses and Fair Value of Investments Table

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	28,271,986	21,826	65,023	28,228,789
Japanese local gov’t bonds	154,897	2,065	115	156,847
U.S. Treasury bonds	112,680	57	327	112,410
Other foreign gov’t bonds	318,167	1,324	32	319,459
Agency mortgage-backed securities (2)	530,204	5,386	600	534,990
Residential mortgage-backed securities	1,008,367	11,039	8,716	1,010,690
Commercial mortgage-backed securities	674,964	2,870	27,660	650,174
Japanese corporate bonds and other debt securities	2,723,309	53,701	8,934	2,768,076
Foreign corporate bonds and other debt securities	713,613	30,949	8,577	735,985
Equity securities (marketable)	2,007,370	1,280,501	3,926	3,283,945

Total	36,515,557	1,409,718	123,910	37,801,365

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,456	4,413	394	604,475
Japanese corporate bonds	2,923	14	—	2,937

Total	603,379	4,427	394	607,412

2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (2)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

Notes:

(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Investments Classified by Contractual Maturity Date

Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	15,495,392	15,505,802	501	502
Due after one year through five years	14,893,687	14,870,097	1,201,622	1,207,718
Due after five years through ten years	3,367,910	3,328,655	—	—
Due after ten years	1,999,699	2,011,837	—	—

Total	35,756,688	35,716,391	1,202,123	1,208,220

Unrealized Loss Position Investments

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,159,459	47,899	544,908	17,124	10,704,367	65,023
Japanese local gov’t bonds	33,176	104	261	11	33,437	115
U.S. Treasury bonds	89,754	327	16	—	89,770	327
Other foreign gov’t bonds	45,805	31	1,365	1	47,170	32
Agency mortgage-backed securities (2)	85,531	227	41,075	373	126,606	600
Residential mortgage-backed securities	17,022	131	451,421	8,585	468,443	8,716
Commercial mortgage-backed securities	45,712	904	505,796	26,756	551,508	27,660
Japanese corporate bonds and other debt securities	500,023	7,435	95,183	1,499	595,206	8,934
Foreign corporate bonds and other debt securities	83,703	5,545	183,735	3,032	267,438	8,577
Equity securities (marketable)	43,362	3,421	4,942	505	48,304	3,926

Total	11,103,547	66,024	1,828,702	57,886	12,932,249	123,910

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,670	394	—	—	199,670	394

Total	199,670	394	—	—	199,670	394

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (2)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

Other Investments Disclosure

The following table summarizes the composition of other investments:

	2010	2011
	(in millions of yen)
Equity method investments	184,555	172,326
Investments held by consolidated investment companies	95,518	285,716
Other equity interests	567,855	494,534

Total other investments	847,928	952,576